SHARE CAPITAL	12 Months Ended
Apr. 30, 2018
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

NOTE 21 SHARE CAPITAL

Specifications of changes in equity are presented in this report immediately after the statement of financial position. The total number of shares as of April 30, 2018 was 176,406,372 type A compared to 126,098,166 as of April 30, 2017 and 107,209,310 as of April 30, 2016 with a quota value of SEK 0.10 per share. All issued shares have been fully paid for. The development of the number of shares since May 1, 2016 is shown below.

	Number of shares	Share capital, SEK
Opening balance, May 1, 2016	107,209,310	10,720,931
2016 Private placement 1)	8,750,000	875,000
2016 Offset issue 2)	3,080,000	308,000
2017 Conversion of convertible loan	7,058,856	705,886
Closing balance, Apr 30, 2017	126,098,166	12,609,817
2017 Rights issue	50,308,206	5,030,821
Closing balance, Apr 30, 2018	176,406,372	17,640,638

1) Private placement to a limited number of investors.

2) Offset of liability deriving from acquisition of intangible assets.